Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$152
Property, plant and equipment	110,857
Asset retirement obligation	(546)
Non-controlling interest (tax equity)	(38,633)
Total net assets acquired	$71,830
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$1,439
Property, plant and equipment	244,013
Notes receivable	1,259
Goodwill	148,541
Regulatory assets	38,553
Other assets	131
Long-term debt	(103,701)
Regulatory liabilities	(2,656)
Pension and OPEB	(13,249)
Deferred income tax liability, net	(36,399)
Other liabilities	(28,391)
Total net assets acquired	$249,540

Working capital	$41,292
Property, plant and equipment	2,058,867
Goodwill	752,418
Regulatory assets	236,933
Other assets	43,609
Long-term debt	(907,547)
Regulatory liabilities	(145,594)
Pension and other post-employment benefits	(78,204)
Deferred income tax liability, net	(418,855)
Other liabilities	(76,532)
Total net assets acquired	$1,506,387
Cash and cash equivalent	$1,742
Total net assets acquired, net of cash and cash equivalent	$1,504,645
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working Capital	$(10,808)
Property, plant and equipment	328,371
Construction loan	(261,952)
Asset retirement obligation	(2,092)
Deferred revenue	(1,156)
Deferred tax liability	(1,470)
Net assets acquired	$50,893
Cash and cash equivalent	$3,107
Net assets acquired, net of cash and cash equivalent	$47,786
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$8,994
Property, plant and equipment	356,552
Asset retirement obligation	(3,657)
Deferred tax liability	(3,246)
Non-controlling interest (tax equity investors)	(180,210)
Net assets	$178,433

Business Acquisition, Pro Forma Information
The table below presents the consolidated pro forma revenue and net income for the year ended December 31, 2017 and 2016, assuming the acquisition of Empire had occurred on January 1, 2016. Pro forma net income includes the impact of fair value adjustments incorporated in the preliminary purchase price allocation above and adjustments necessary to reflect the financing costs as if the acquisition had been financed on January 1, 2016. However, non-recurring acquisition-related expenses are excluded from net income.

	Year Ended December 31
	2017	2016
Revenues	$1,523,783	$1,435,554
Net earnings attributable to common shareholders	$178,532	$160,989